                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                                    811-5875
                      (Investment Company Act File Number)

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                   3201-B Millcreek Road, Wilmington, DE 19808
                    (Address of Principal Executive Offices)

                                 (302) 994-4700
                         (Registrant's Telephone Number)

Robert A. Crowley, President              Copy to:
The Crowley Portfolio Group, Inc.         Bruce G. Leto, Esq.
3201-B Millcreek Road                     Stradley, Ronon, Stevens & Young, LLP
Wilmington, DE 19808                      2600 One Commerce Square
(Name and Address of Agent for Service)   Philadelphia, PA 19103-7098

Date of fiscal year end:   November 30

Date of reporting period:  February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

February 28, 2005
------------------------------------------------------------------------

                                                                Market Value
Par Value   CORPORATE BONDS & NOTES                              (Note 1-A)

          Auto & Truck--14.86%
              Daimler Chrysler Corp. Note
$250,000          4.75%, 01/15/08                                $257,450
              Ford Holdings
 500,000          7.350%, 11/07/11                                496,250
 200,000          7.375%, 10/28/09                                214,500
              General Motors Corp.
 200,000          7.200%, 01/15/11                                202,000
              General Motors Nora Financial
 450,000          6.850%, 10/15/08                                457,200
                                                             ------------
                                                                1,627,400
                                                             ------------
          Banking--0.96%
  95,000      Banque Paribas New York
                  6.875%, 03/01/09                                105,592
                                                             ------------

          Chemical (Basic)--1.43%
              Union Carbide Corp. Note
 150,000          6.700%, 4/01/09                                 156,180
                                                             ------------

          Computer Services--4.47%
              Electronic Data Systems Corp.
 450,000           7.125%, 10/15/09                               489,375
                                                             ------------

          Consumer Products--0.97%
              American Greetings Corp.
 100,000          6.10%, 08/01/28                                 106,400
                                                             ------------

          Cruise Lines--3.65%
              Carnival Corp. Note
  82,000          7.050%, 05/15/05                                 82,041
              Royal Caribbean Cruises
 300,000          7.000%, 10/15/07                                317,400
                                                             ------------
                                                                  399,441
                                                             ------------
          Diversified Company--5.34%
              American Standard, Inc.
 250,000          7.375%, 04/15/05                                254,450
 100,000          7.375%, 02/01/08                                107,590
              Raychem Corp. Note
 200,000          8.200%, 10/15/08                                223,300
                                                             ------------

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - (Continued)

February 28, 2005
--------------------------------------------------------------------------------
                                                                Market Value
Par Value   CORPORATE BONDS & NOTES                              (Note 1-A)

                                                                 $585,340
                                                             ------------

          Diversified Media Company--1.38%
              Clear Channel Communication Note
$150,000          4.400%, 05/15/11                                151,170
                                                             ------------

          Electronics Distribution--1.47%
              Avnet Inc.
 150,000          8.000%, 11/15/06                                160,875
                                                             ------------

          Financial Services--17.52%
              CIT Group Inc. Medium Term Note
 200,000          4.750%, 12/15/10                                204,000
              Duke Capital Corp.
 275,000          7.500%, 10/01/09                                310,750
 200,000          6.250%, 02/15/13                                213,600
              Household Finance Corp.
 200,000          6.500%, 11/15/08                                217,400
              International Lease Finance Corp.
 200,000          5.875%, 05/01/13                                211,800
              Lloyds T&B Bank PLC Euro Medium Term Note
 150,000          7.00%, 07/30/2018                               142,500
              Morgan Stanley Group
 200,000          7.000%, 10/01/13                                226,300
              PXRE Capital Trust Note
  70,000          8.850%, 02/01/27                                 72,800
              Tiers Principal Protected
 300,000          8.850%, 02/15/27                                319,950
                                                             ------------
                                                                1,919,100
                                                             ------------

          Hotel/Gaming Industry--4.91%
              ITT Corp.
 200,000           6.750%, 11/15/05                               201,300
              Harrah's Operating Company
 150,000           8.000%, 02/01/11                               173,775
              Hilton Hotels Corp.
 150,000           7.950%, 04/15/07                               162,975
                                                             ------------
                                                                  538,050
                                                             ------------

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - (Continued)

February 28, 2005
--------------------------------------------------------------------------------
                                                                Market Value
Par Value   CORPORATE BONDS & NOTES                              (Note 1-A)

          Insurance (Diversified)--5.64%
              American Financial Group
 121,000           7.125%, 04/15/09                              $132,918
               Marsh & McLennan Inc. Note
 100,000           6.250%, 03/15/12                               105,500
              Stancorp Financial Group Note
 110,000           6.875%, 10/01/12                               118,000
              Unitrin, Inc. Senior Note
 250,000           5.750%, 07/01/07                               260,875
                                                             ------------
                                                                  617,293
                                                             ------------

          Medical Supplies & Savings--5.00%
               Bausch & Lomb, Inc.
 250,000           6.950%, 11/15/07                               268,575
               Medco Health Solutions, Inc. Senior Note
 250,000           7.250%, 08/15/13                               279,375
                                                             ------------
                                                                  547,950
                                                             ------------

          Miscellaneous Manufacturer--1.94%
 200,000       Acuity Brands
                   6.000%, 02/01/09                               212,800
                                                             ------------

          Oil Industry--5.38%
               Enron Oil & Gas Note
 155,000           6.500%, 12/01/07                               165,493
               National Fuel Gas
 100,000           6.000%, 03/01/09                               107,900
               Seacor Smit Inc. Note
  98,000           7.200%, 09/15/09                               105,350
               Velero Logistics
 200,000           6.050%, 03/15/13                               210,500
                                                             ------------
                                                                  589,243
                                                             ------------

          Pharmaceutical Industry--2.57%
               American Home Products Note
 250,000           6.950%, 03/15/11                               280,937
                                                             ------------

          Retail Store Industry--6.69%
               Sears Roebuck Acceptance Corp. Note
 150,000            6.700%, 11/15/06                              156,000
 100,000            6.125%, 01/15/06                               99,650

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - (Continued)

February 28, 2005
--------------------------------------------------------------------------------
                                                              Market Value
Par Value   CORPORATE BONDS & NOTES                           (Note 1-A)

 250,000              6.250%, 05/01/09                           $263,075
 100,000              7.000%, 02/01/11                            104,450
               Tricon Global Restaurants
 100,000              7.650%, 05/15/08                            109,700
                                                             ------------
                                                                  732,875
                                                             ------------
          Telecommunications Service Industry--6.92%
               Ametek, Inc.
  95,000           7.200%, 07/15/08                               103,246
               GTE North, Inc.
 250,000           6.375%, 02/15/10                               268,875
               Motorola, Inc.
 150,000           7.625%, 11/15/10                               175,005
               New York Telephone Co.
 200,000           6.000%, 04/15/08                               210,800
                                                             ------------
                                                                  757,926
                                                             ------------
           Total Corporate Bonds & Notes--91.12%
           (Cost $9,841,330)                                   $9,980,549
                                                             ------------

          Government Agency Bonds--2.74%
              Federal Home Loan Mortgage Corporation
 300,000              5.310%, 03/24/14                            299,700
                                                             ------------
          Total Government Agency Bonds--2.74%
          (Cost $301,125)                                        $299,700
                                                             ------------
          Total Investments--93.86%
          (Cost $10,142,455) (a)                              $10,280,249
          Other Assets Less Liabilities--6.14%                    672,351
                                                             ------------

          Net Assets--100.00%                                 $10,952,600
                                                             ------------

          Aggregate  cost for federal income tax purposes is  substantially  the same.

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - (Continued)

February 28, 2005
--------------------------------------------------------------------------------
                                                              Market Value
Par Value   CORPORATE BONDS & NOTES                            (Note 1-A)

          (a)  Represents  cost for financial  reporting  purposes and differs  from market  value by net  unrealized  appreciation
          (depreciation)   of   securities.   At  February  28,  2005,
          unrealized  appreciation  (depreciation)  of securities  for federal income tax purposes is as follows:

          Unrealized appreciation                                $200,065
          Unrealized (depreciation)                               (62,271)
          Net unrealized appreciation                            $137,794
                                                             ------------

          Aggregate  cost for federal income tax purposes
          is  substantially  the same.

================================================================================

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

February 28, 2005
--------------------------------------------------------------------------------
  Number    GENERAL EQUITY FUNDS                              Market Value
of Shares                                                      (Note 1-A)

          Aggressive Growth--11.65%
   7,962       American Century Ultra                            $228,749
   9,362       Strong Opportunity                                 426,982
                                                             ------------
                                                                  655,731
                                                             ------------
          Balanced--9.74%
  11,509       Columbia Balanced                                  243,443
   3,733       Dodge & Cox Balanced                               304,876
                                                             ------------
                                                                  548,319
                                                             ------------

          Growth--36.72%
  10,404       Credit Suisse Capital Appreciation                 166,673
   8,249       Dreyfus Disciplined                                164,311
  10,121       Harbor Capital Appreciation                        281,833
   5,633       Invesco Dynamics                                    92,614
   2,634       Nicholas                                           162,112
   6,202       Strong Growth                                      116,098
   9,565       T. Rowe Price Dividend Growth                      219,041
  10,721       T. Rowe Price Blue Chip                            322,442
   7,510       T. Rowe Price Mid Cap                              374,296
   5,257       White Oak Growth                                   166,901
                                                             ------------
                                                                2,066,321
                                                             ------------
          Growth/Income--19.76%
   8,198       American Century Growth & Income                   253,778
   3,787       Dodge & Cox Stock                                  510,677
  11,130       Vanguard Growth & Income                           347,523
                                                             ------------
                                                                1,111,978
                                                             ------------
          Healthcare--6.91%
   2,954       Vanguard Healthcare                                389,091
                                                             ------------

          International/Foreign Equity--11.09%
  19,104       American Century International Equity              175,761
   5,528       Managers International Equity                      264,136
   6,440       Scudder Greater Europe                             184,423
                                                             ------------
                                                                  624,320
                                                             ------------

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

February 28, 2005
--------------------------------------------------------------------------------
  Number    GENERAL EQUITY FUNDS                              Market Value
of Shares                                                      (Note 1-A)

           Global Equity--2.90
   9,512        Gabelli Global Telecommunications                $163,311
                                                             ------------

           Total Investments--98.79%
           (Cost $5,778,831) (a)                                5,559,071
           Other Assets Less Liabilities--1.21%                    67,980
                                                             ------------

           Net Assets--100%                                 $   5,627,051
                                                             ------------

          (a) Represents cost for financial  reporting purposes and differs from
          market  value  by  net  unrealized   appreciation   (depreciation)  of
          securities.    At   February   28,   2005,   unrealized   appreciation
          (depreciation)  of  securities  for federal  income tax purposes is as follows:

          Unrealized appreciation                                $466,388
          (Unrealized depreciation)                              (686,148)
          Net unrealized depreciation                           $(219,760)
                                                             ------------

          Aggregate  cost for federal income tax purposes
          is  substantially  the same.

================================================================================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a)  Based on their evaluation of the disclosure controls and procedures of
          The Crowley  Portfolio  Group,  Inc. (the  "Registrant")  as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the
          Registrant's  Principal  Executive  Officer  and  Principal  Financial
          Officer  believe  that the  disclosure  controls  and  procedures  (as defined in Rule 30a-3(c) under the Investment  Company Act of 1940, as amended) are effectively  designed to ensure that information required to  be  disclosed  by  the  Registrant  in  the  Report  is  recorded, processed,  summarized  and  reported  by the filing  date,  including ensuring  that  information  required to be disclosed in the Report is accumulated  and  communicated to the  Registrant's  officers that are making  certifications in the Report, as appropriate,  to allow timely decisions regarding required disclosure.  The Registrant's management, including the Principal  Executive Officer and the Principal Financial
          Officer, recognizes that any set of controls and procedures, no matter how well designed and operated,  can provide only reasonable assurance of achieving the desired control objectives.

     (b)  There  were no  changes  in the  Registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d)  under the 1940 Act)
          that occurred  during the  Registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a)  Separate  certifications  for  the  principal  executive  officer  and principal  financial  officer of the  Registrant  as  required by Rule
          30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Crowley Portfolio Group, Inc.

By:      /s/Robert A. Crowley
         Robert A. Crowley
         President (Principal Executive Officer)
         The Crowley Portfolio Group, Inc.

Date:  April 27, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  Report  has been  signed  below by the following  persons on behalf of the  Registrant and in the capacities and on the dates indicated.

By:      /s/Robert A. Crowley
         Robert A. Crowley
         President (Principal Executive Officer)
         The Crowley Portfolio Group Inc.

Date:  April 27, 2005

By:      /s/Robert A. Crowley
         Robert A. Crowley
         Treasurer (Principal Financial Officer)
         The Crowley Portfolio Group Inc.

Date:  April 27, 2005